As filed with the Securities and Exchange Commission on January 24, 2005
================================================================================



                                File No. 33-79562


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.



                       [X] Post-Effective Amendment No. 14



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940



                        [X]     Amendment No. 15



                        (Check appropriate box or boxes)

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              John C. Swhear, Esq.
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Title of Securities            Interests in individual variable annuity
  Being Registered:              contracts




It is proposed that this filing will become effective (Check appropriate Space)


_____    immediately upon filing pursuant to paragraph (b) of Rule 485

         on              pursuant to paragraph (b) of Rule 485
_____       ------------


 X
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(ii)

_____    on (date) pursuant to paragraph (a)(ii) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Contract
                                            Values During the Accumulation
                                            Period; Cash Withdrawals and the
                                            Death Proceeds; Summary; Annuity
                                            Period
 8. Annuity Period .......................  Annuity Period
 9. Death Benefit ........................  Cash Withdrawals and The Death
                                            Proceeds
10. Purchases and Contract Values ........  Premiums and Contract Values During
                                            the Accumulation Period
11. Redemptions ..........................  Cash Withdrawals and The Death
                                            Proceeds
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Annuity Period
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION

Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                   PROSPECTUS

                                       for

                       AUL American Individual Unit Trust
                             OneAmerica Funds, Inc.



                              Dated March 25, 2005



                                  Sponsored by:
                    American United Life Insurance Company(R)
                                  P.O. Box 7127
                        Indianapolis, Indiana 46206-7127


                                     AUL

                                   Prospectus
                       AUL American Individual Unit Trust
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (317) 285-1877
                        Variable Products Service Office:
                 P.O. Box 7127, Indianapolis, Indiana 46282-7127
                           (800) 537-6442 www.aul.com





     This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals ("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A, or 457 of the Internal Revenue Code.

     This Prospectus describes two variations of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations
("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.

     A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Unit Trust (the "Variable Account"). Each Investment Account of the Variable Account invests in shares of one of the following mutual fund portfolios:

OneAmerica Asset Director                    Fidelity(R) VIP Contrafund(R)
OneAmerica Investment Grade Bond             Fidelity(R) VIP Equity-Income
OneAmerica Money Market                      Fidelity(R) VIP Growth
OneAmerica Value                             Fidelity(R) VIP High Income
Alger American Growth                        Fidelity(R) VIP Index 500
American Century(R) VP Capital Appreciation  Fidelity(R) VIP Overseas
American Century(R) VP International         PBHG Insurance Series Growth II
Calvert Social Mid Cap Growth                PBHG Insurance Series Technology
                                                & Communications
Fidelity(R) VIP Asset Manager(SM)            T. Rowe Price Equity Income


     Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."


     This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated March 25, 2005, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A postage pre-paid envelope is provided for this purpose. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

     This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                   The date of this Prospectus is March 25, 2005

                     (This Page left intentionally blank.)

                                TABLE OF CONTENTS
Description                                                Page
-----------                                                ----

DEFINITIONS.............................................      4

SUMMARY.................................................      6
  Purpose of the Contracts..............................      6
  Types of Contracts....................................      6
  The Variable Account and the Funds....................      6
  Fixed Account.........................................      6
  Premiums..............................................      7
  Transfers.............................................      7
  Withdrawals...........................................      7
  The Death Benefit.....................................      7
  Charges...............................................      7
  Free Look Period......................................      7
  Dollar Cost Averaging.................................      7
  Contacting AUL........................................      7

EXPENSE TABLE...........................................      8

CONDENSED FINANCIAL INFORMATION.........................      9

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS..................................     13
  American United Life Insurance Company(R).............     13
  Variable Account......................................     13
  The Funds.............................................     13
  OneAmerica Funds, Inc.................................     13
   OneAmerica Asset Director Portfolio..................     13
   OneAmerica Investment Grade Bond Portfolio...........     14
   OneAmerica Money Market Portfolio....................     14
   OneAmerica Value Portfolio...........................     14
  Alger American Fund...................................     14
   Alger American Growth Portfolio......................     14
  American Century(R) Variable Portfolios, Inc..........     14
   VP Capital Appreciation Portfolio....................     14
   VP International Portfolio...........................     14
  Calvert Variable Series, Inc..........................     15
   Calvert Social Mid Cap Growth Portfolio..............     15
  Fidelity(R) Variable Insurance Products Fund..........     15
   Fidelity(R) VIP Asset Manager(SM) Portfolio..........     15
   Fidelity(R) VIP Contrafund(R) Portfolio..............     15
   Fidelity(R) VIP Equity-Income Portfolio..............     15
   Fidelity(R) VIP Growth Portfolio.....................     15
   Fidelity(R) VIP High Income Portfolio................     15
   Fidelity(R) VIP Index 500 Portfolio................ .     15
   Fidelity(R) VIP Overseas Portfolio...................     16
  PBHG Insurance Series Fund............................     16
   PBHG Insurance Series Growth II Portfolio............     16
   PBHG Insurance Series Technology &
     Communications Portfolio...........................     16
  T. Rowe Price Equity Series, Inc......................     16
   T. Rowe Price Equity Income Portfolio................     16

THE CONTRACTS...........................................     17
  General...............................................     17

PREMIUMS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD..........................     17
  Application for a Contract............................     17
  Premiums under the Contracts..........................     17
  Free Look Period......................................     17
  Allocation of Premiums................................     17
  Transfers of Account Value............................     18
  Abusive Trading Practices.............................     18
   Late Trading.........................................     18
   Market Timing........................................     18
  Dollar Cost Averaging Program.........................     19
  Contract Owner's Variable Account Value...............     19
   Accumulation Units...................................     19
   Accumulation Unit Value..............................     19
   Net Investment Factor................................     19

CASH WITHDRAWALS AND THE DEATH PROCEEDS.................     20
  Cash Withdrawals......................................     20
  The Death Proceeds....................................     20
  Death of the Owner....................................     20
  Death of the Annuitant................................     20
  Payments from the Variable Account....................     21


CHARGES AND DEDUCTIONS..................................     21
  Premium Tax Charge....................................     21
  Withdrawal Charge.....................................     21
  Mortality and Expense Risk Charge.....................     22
  Annual Contract Fee...................................     22
  Other Charges.........................................     22
  Variations in Charges.................................     22
  Guarantee of Certain Charges..........................     22
  Expenses of the Funds.................................     22


ANNUITY PERIOD..........................................     22
  General...............................................     22
  Annuity Options.......................................     23
   Option 1-Income for a Fixed Period...................     23
   Option 2-Life Annuity................................     23
   Option 3-Survivorship Annuity........................     23
   Selection of an Option...............................     23

THE FIXED ACCOUNT.......................................     23
  Interest..............................................     23
  Withdrawals...........................................     24
  Transfers.............................................     24
  Contract Charges......................................     24
  Payments from the Fixed Account.......................     24

MORE ABOUT THE CONTRACTS................................     24
  Designation and Change of Beneficiary.................     24
  Assignability.........................................     25
  Proof of Age and Survival.............................     25
  Misstatements.........................................     25
  Acceptance of New Premiums............................     25

FEDERAL TAX MATTERS.....................................     25
  Introduction..........................................     25
  Diversification Standards.............................     25
  Taxation of Annuities in General-
   Non-Qualified Plans..................................     26
  Additional Considerations.............................     26
  Qualified Plans.......................................     27
  Qualified Plan Federal Taxation Summary...............     28
  403(b) Programs-Constraints on Withdrawals............     28

Description                                                Page
-----------                                                ----

OTHER INFORMATION.......................................     29
  Voting of Shares of the Funds.........................     29
  Substitution of Investments...........................     29
  Changes to Comply with Law and Amendments.............     30
  Reservation of Rights.................................     30
  Periodic Reports......................................     30
  Legal Proceedings.....................................     30
  Legal Matters.........................................     30
  Financial Statements..................................     30

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF CONTENTS...........................     31

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PROGRAM - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCUMULATION PERIOD - The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to payment of death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT VALUE - The current value of a Contract, which is equal to the sum of Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12% of the Contract Value at the time the first withdrawal in a given Contract Year is requested.

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442. www.aul.com.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - A sub-account of the Variable Account that invests in shares of one of the Funds.

NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN - An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.

OWNER - See "Contract Owner."

PREMIUMS - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to us.

QUALIFIED PLANS - Employee Benefit Plans, 401 Programs, 403(b) Programs, 457 Programs, and 408 and 408A Programs.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT VALUE - The total value under a Contract allocated to the Investment Accounts of the Variable Account.

WE - "We", "Us", or "Our", means AUL.

WITHDRAWAL VALUE - An Owner's Contract Value minus the applicable withdrawal charge.

YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY


     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

     AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408, or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While a Contract Owner may benefit from tax deferral under a Qualified Plan without the use of a variable annuity contract, variable annuities may provide additional investment and insurance or annuity-related benefits to individual Contract Owners. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

TYPES OF CONTRACTS

     AUL offers two variations of contracts that are described in this Prospectus. With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:

Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio

OneAmerica Asset Director                OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Investment Grade Bond         OneAmerica Funds, Inc                          American United Life Insurance Company(R)
OneAmerica Money Market                  OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Value                         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
Alger American Growth                    Alger American Fund                            Fred Alger Management, Inc.
American Century(R) VP Capital
         Appreciation                    American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                         Management, Inc.
American Century(R) VP International     American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                         Management, Inc.
Calvert Social Mid Cap Growth            Calvert Variable Series, Inc.                  Calvert Asset Management Company, Inc.
Fidelity(R) VIP Asset Manager(SM)        Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Contrafund(R)            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Equity-Income            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Growth                   Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP High Income              Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Index 500                Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Overseas                 Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
PBHG Insurance Series Growth II          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Technology
     & Communications                    PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
T. Rowe Price Equity Income              T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.

     Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED ACCOUNT

     The Contract Owner may allocate Premiums to the Fixed Account, which is part of AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. See "The Fixed Account."

PREMIUMS

     For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum Premium payment is $50. For the first three Contract Years, Premiums must total, on a cumulative basis, at least $300 each Contract Year. For One Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first year Premium of $5,000. See "Premiums under the Contracts."

TRANSFERS

     A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining Contract Value in an Investment Account or in the Fixed Account would be less than $500, then AUL will treat that request for a transfer of the entire Contract Value in that Investment Account.


     If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers.


     Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20% of the Owner's Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

WITHDRAWALS

     The Contract Owner may surrender the Contract or take a withdrawal from the Contract Value at any time before the Annuity Date. Withdrawals and surrender are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium Contracts.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.

THE DEATH BENEFIT


     If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."


CHARGES

     AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

FREE LOOK PERIOD

     The Contract Owner has the right to return the Contract for any reason within ten days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.

DOLLAR COST AVERAGING

     Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly, quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the OneAmerica Money Market Investment Account to continue the Program. To participate in the program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."

CONTACTING AUL

     Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Service Office shown in the front of this Prospectus.

                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity Option.


CONTRACT OWNER TRANSACTION EXPENSES
 DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)

          Charge on Withdrawal Exceeding 12% Free Withdrawal Amount(1)
Contract Year                       1      2        3        4        5        6       7        8        9       10     11 or more
-------------                       -      -        -        -        -        -       -        -        -       --     ----------

Flexible Premium
  Contracts                        10%     9%       8%       7%       6%       5%      4%       3%       2%       1%         0%
One Year Flexible
  Premium Contracts                 7%     6%       5%       4%       3%       2%      1%       0%       0%       0%         0%


     (1) An amount  withdrawn  during a Contract  Year  referred  to as the Free
Withdrawal  Amount  will  not  be  subject  to a  withdrawal  charge.  The  Free
Withdrawal Amount is 12% of the account as of the most recent Contract Anniversary. See "Withdrawal Charge."


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

Maximum annual contract fee (per year)(2).....................................................................................   $30

VARIABLE ACCOUNT ANNUAL EXPENSE (as a percentage of average account value)

Mortality and expense risk fee...............................................................................................  1.25%


     (2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2% of the Owner's Contract Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

     The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expense                         Minimum      Maximum
(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses)........................................    0.34%       1.34%

                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $114.21          $163.99          $209.84          $328.18
 Contracts

One Year Flexible       92.05           135.96           180.65           317.41
 Premium Contracts


(2) If you annuitize at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $114.21          $163.99          $151.47          $317.41
 Contracts

One Year Flexible       92.05           135.96           151.47           317.41
 Premium Contracts


(3) If you do not surrender your contract:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $ 29.21          $ 89.23          $151.47          $317.41
 Contracts

One Year Flexible       29.21            89.23           151.47           317.41
 Premium Contracts

                   CONDENSED FINANCIAL INFORMATION


     The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on November 21, 1994 to December 31, 2003. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2003. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent auditors.



                                          Accumulation Unit Value    Accumulation Unit Value       Number of Accumulations Units
      Investment Account                  at beginning of period       at end of period            Outstanding at end of period
      ------------------                 ------------------------    -----------------------       -----------------------------

      OneAmerica Asset Director

          2003                                     $ 9.83                   $12.38                          946,137
          2002                                      10.22                     9.83                        1,022,613
          2001                                       9.36                    10.22                          791,595
          2000                                       8.20                     9.36                          699,230
          1999                                       8.36                     8.20                        1,062,998
          1998                                       7.81                     8.36                        1,202,411
          1997                                       6.54                     7.81                          791,101
          1996                                       5.92                     6.54                          499,401
          1995                                       5.03                     5.92                          119,092
          1994                                       5.00 (11/21/94)          5.03                              665


      OneAmerica Investment Grade Bond

          2003                                     $ 8.19                   $ 8.48                          730,464
          2002                                       7.68                     8.19                        1,038,100
          2001                                       7.27                     7.68                          741,931
          2000                                       6.64                     7.27                          832,310
          1999                                       6.80                     6.64                          943,532
          1998                                       6.33                     6.80                          936,406
          1997                                       5.95                     6.33                          373,791
          1996                                       5.89                     5.95                          327,311
          1995                                       5.06                     5.89                           81,914
          1994                                       5.00 (11/21/94)          5.06                              119


      OneAmerica Money Market

          2003                                     $ 1.28                   $ 1.27                        3,388,874
          2002                                       1.28                     1.28                        5,033,630
          2001                                       1.25                     1.28                        6,068,801
          2000                                       1.20                     1.25                        4,782,887
          1999                                       1.16                     1.20                       11,290,259
          1998                                       1.12                     1.16                        8,002,381
          1997                                       1.08                     1.12                        4,549,404
          1996                                       1.04                     1.08                        2,487,983
          1995                                       1.00                     1.04                        1,582,630
          1994                                       1.00 (11/21/94)          1.00                          626,535


      OneAmerica Value

          2003                                     $10.84                   $14.62                          921,289
          2002                                      11.80                    10.84                          927,497
          2001                                      10.74                    11.80                          860,430
          2000                                       9.25                    10.74                          740,079
          1999                                       9.44                     9.25                        1,050,857
          1998                                       8.90                     9.44                        1,276,705
          1997                                       6.96                     8.90                        1,008,287
          1996                                       5.91                     6.96                          528,267
          1995                                       5.01                     5.91                          169,738
          1994                                       5.00 (11/21/94)          5.01                           15,959

                                       9

      Alger American Growth

          2003                                     $ 7.82                   $10.44                        2,283,060
          2002                                      11.81                     7.82                        2,541,780
          2001                                      13.57                    11.81                        3,032,038
          2000                                      16.12                    13.57                        3,351,765
          1999                                      12.20                    16.12                        3,129,409
          1998                                       8.34                    12.20                        2,475,913
          1997                                       6.72                     8.34                        1,748,167
          1996                                       6.00                     6.72                        1,256,070
          1995                                       5.00 (4/28/95)           6.00                          208,236

       American Century(R) VP Capital Appreciation

          2003                                     $ 5.47                   $ 6.51                          155,915
          2002                                       7.03                     5.47                          167,762
          2001                                       9.90                     7.03                          195,070
          2000                                       9.19                     9.90                          210,580
          1999                                       5.66                     9.19                          225,291
          1998                                       5.86                     5.66                          307,985
          1997                                       6.13                     5.86                          312,676
          1996                                       6.49                     6.13                          145,117
          1995                                       5.01                     6.49                          128,270
          1994                                       5.00 (11/21/94)          5.01                            2,810


      American Century(R) VP International

          2003                                     $ 6.09                   $ 7.49                          529,757
          2002                                       7.75                     6.09                          587,161
          2001                                      11.08                     7.75                          634,536
          2000                                      13.49                    11.08                          748,381
          1999                                       8.33                    13.49                          464,551
          1998                                       7.10                     8.33                          456,953
          1997                                       6.06                     7.10                          371,156
          1996                                       5.36                     6.06                          372,019
          1995                                       4.84                     5.36                           74,261
          1994                                       5.00 (11/21/94)          4.84                              831

      Calvert Social Mid Cap Growth

          2003                                     $ 7.37                   $ 9.59                          280,104
          2002                                      10.40                     7.37                          300,921
          2001                                      11.99                    10.40                          345,255
          2000                                      10.89                    11.99                          363,903
          1999                                      10.31                    10.89                          375,729
          1998                                       8.04                    10.31                          344,389
          1997                                       6.59                     8.04                          231,353
          1996                                       6.21                     6.59                          202,261
          1995                                       5.00 (4/28/95)           6.21                           24,091

      Fidelity(R) VIP Asset Manager(SM)

          2003                                     $ 7.68                   $ 8.95                        1,574,937
          2002                                       8.52                     7.68                        1,801,385
          2001                                       9.00                     8.52                        2,108,498
          2000                                       9.48                     9.00                        2,360,234
          1999                                       8.64                     9.48                        2,597,381
          1998                                       7.61                     8.64                        2,330,887
          1997                                       6.38                     7.61                        1,581,639
          1996                                       5.64                     6.38                          938,555
          1995                                       4.88                     5.64                          246,332
          1994                                       5.00 (11/21/94)          4.88                           14,682

                                       10



      Fidelity(R) VIP Contrafund(R)

          2003                                     $ 9.98                   $12.66                        1,365,801
          2002                                      11.15                     9.98                        1,501,146
          2001                                      12.86                    11.15                        1,672,826
          2000                                      13.95                    12.86                        1,904,106
          1999                                      11.37                    13.95                        1,972,159
          1998                                       8.86                    11.37                        1,702,358
          1997                                       7.22                     8.86                        1,310,234
          1996                                       6.03                     7.22                          861,471
          1995                                       5.00 (4/28/95)           6.03                          121,825


      Fidelity(R) VIP Equity-Income

          2003                                     $ 8.14                   $10.48                          929,422
          2002                                       9.92                     8.14                        1,044,755
          2001                                      10.57                     9.92                        1,192,856
          2000                                       9.87                    10.57                        1,281,414
          1999                                       9.40                     9.87                        1,546,416
          1998                                       8.53                     9.40                        1,527,151
          1997                                       6.74                     8.53                        1,186,973
          1996                                       5.97                     6.74                          842,213
          1995                                       5.00 (4/28/95)           5.97                          162,252


      Fidelity(R) VIP Growth

          2003                                     $ 8.57                   $11.24                        1,541,416
          2002                                      12.41                     8.57                        1,703,339
          2001                                      15.26                    12.41                        1,977,370
          2000                                      17.36                    15.26                        2,205,925
          1999                                      12.79                    17.36                        2,048,630
          1998                                       9.29                    12.79                        1,720,027
          1997                                       7.62                     9.29                        1,393,042
          1996                                       6.72                     7.62                        1,131,117
          1995                                       5.03                     6.72                          382,748
          1994                                       5.00 (11/21/94)          5.03                           17,304


      Fidelity(R) VIP High Income

          2003                                     $ 5.35                   $ 6.72                          486,496
          2002                                       5.24                     5.35                          503,559
          2001                                       6.01                     5.24                          553,994
          2000                                       7.85                     6.01                          636,408
          1999                                       7.35                     7.85                          765,292
          1998                                       7.78                     7.35                          770,130
          1997                                       6.69                     7.78                          577,023
          1996                                       5.94                     6.69                          310,544
          1995                                       4.99                     5.94                          124,256
          1994                                       5.00 (11/21/94)          4.99                           12,229


      Fidelity(R) VIP Index 500

          2003                                     $ 9.73                   $12.36                        2,160,335
          2002                                      12.68                     9.73                        2,336,745
          2001                                      14.60                    12.68                        2,676,627
          2000                                      16.31                    14.60                        2,953,386
          1999                                      13.70                    16.31                        3,019,439
          1998                                      10.81                    13.70                        2,611,396
          1997                                       8.25                    10.81                        1,836,589
          1996                                       6.80                     8.25                          815,022
          1995                                       5.02                     6.80                          130,390
          1994                                       5.00 (11/21/94)          5.02                               20

                                       11


      Fidelity(R) VIP Overseas

          2003                                     $ 5.04                   $ 7.13                          239,795
          2002                                       6.40                     5.04                          248,603
          2001                                       8.22                     6.40                          313,481
          2000                                      10.28                     8.22                          370,560
          1999                                       7.30                    10.28                          336,608
          1998                                       6.56                     7.30                          284,063
          1997                                       5.95                     6.56                          297,195
          1996                                       5.32                     5.95                          178,474
          1995                                       4.92                     5.32                           66,675
          1994                                       5.00 (11/21/94)          4.92                            3,238

      PBHG Growth II

          2003                                     $ 3.70                   $ 4.60                          216,414
          2002                                       5.39                     3.70                          234,697
          2001                                       9.17                     5.39                          289,030
          2000                                      11.15                     9.17                          335,460
          1999                                       5.69                    11.15                          185,827
          1998                                       5.33                     5.69                          112,805
          1997                                       5.00 (5/1/97)            5.33                           97,881


      PBHG Technology & Communications

          2003                                     $ 2.72                   $ 3.91                          593,843
          2002                                       5.99                     2.72                          552,241
          2001                                      12.72                     5.99                          661,010
          2000                                      22.26                    12.72                          807,597
          1999                                       6.74                    22.26                          584,750
          1998                                       5.16                     6.74                          166,707
          1997                                       5.00 (5/1/97)            5.16                           78,548

      T. Rowe Price Equity Income

          2003                                     $ 9.57                   $11.86                        1,660,201
          2002                                      11.16                     9.57                        1,789,805
          2001                                      11.14                    11.16                        1,926,097
          2000                                       9.97                    11.14                        1,976,378
          1999                                       9.74                     9.97                        2,719,225
          1998                                       9.04                     9.74                        2,878,954
          1997                                       7.10                     9.04                        2,226,491
          1996                                       6.02                     7.10                        1,081,376
          1995                                       5.00 (4/28/95)           6.02                          163,043




           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2003, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $14,040.8 million and had equity of $1,161.1 million.

     The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

     AUL American Individual Unit Trust was established by AUL on April 14, 1994, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of Alger Management, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Fidelity(R) Investments, Pilgrim Baxter & Associates, and T. Rowe Price Equity Series, Inc. under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.

     The investment advisors of the Funds are identified on page 6. All of the investment advisors are registered with the SEC as investment advisors.

     A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.



ONEAMERICA FUNDS, INC.


OneAmerica Asset Director Portfolio

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments.

The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond Portfolio

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market Portfolio

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value Portfolio

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


ALGER AMERICAN FUND

Alger American Growth Portfolio

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS PORTFOLIO, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Capital Appreciation Portfolio

     Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

NOTE: The American Century VP Capital Appreciation Portfolio is no longer available as an investment option for new contracts, or for deposits and transfers on existing contracts.


American Century(R) VP International Portfolio

     Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depository receipts for foreign securities.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

Calvert Social Mid Cap Growth Portfolio

     Seeking long-term capital appreciation. The Calvert Social Mid Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP Index 500 Portfolio

     Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R).  FMR's principal  investment  strategies include:
Normally investing at least 80% of assets in common stocks included in the S&P 500(R); using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth; lending securities to earn income for the fund; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


PBHG INSURANCE SERIES FUND

PBHG Insurance Series Growth II Portfolio

     Seeking capital appreciation. The PBHG Insurance Series Growth II Portfolio invests at least 65% of its total assets in common stocks and convertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).

PBHG Insurance Series  Technology &  Communications Portfolio

     Seeking long-term growth of capital. Current income is incidental to the Portfolio's goal. The PBHG Insurance Series Technology & Communications Portfolio will invest at least 80% of its total assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price  Equity  Income Portfolio

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                 THE CONTRACTS
GENERAL


     The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain Federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.


           PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

     Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

     Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date.
Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three Contract Years. Premiums may not total more than $12,000 in any one Contract Year unless otherwise agreed to by AUL.

     For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for qualified plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

     If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after 60 days notice, terminate the Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

     Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

     Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

     Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

FREE LOOK PERIOD

     The Owner has the right to return the Contract for any reason within the Free Look Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Free Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.

ALLOCATION OF PREMIUMS

     Initial Premiums will be allocated among the Investment Accounts of the Variable Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of 1%.

     A Contract Owner may change the allocation instructions at any time by giving Proper Notice of the change to AUL at its Home Office and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Home Office. Changes in the allocation of future Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Account in the manner described in "Transfers of Account Value."

TRANSFERS OF ACCOUNT VALUE

     All or part of an Owner's Contract Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Owner's Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $500, then such request will be treated as a request for a transfer of the entire Contract Value.

     Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

     Part of a Contract Owner's Fixed Account Value may be transferred to one or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account."

ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

     AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

     AUL does not always know and cannot always reasonably detect such trading. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets, as determined by a market timing task force, will identify potential abusive trading. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

     If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder/participant trading history is reviewed to determine if the trading activity is indeed abusive short term trading. In the case of an Individual policy, if it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determine by the Task Force.

     In the case of group variable annuities, the plan sponsor is notified of the trading activity and encouraged to communicate to the participant to cease and desist the activity in question. If the activity continues, the participants trading privileges may be restricted, as described above.

     AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

     Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. Please consult the funds' prospectus for more details. AUL will cooperate and assist the fund in enforcing any fund specific policies and procedures.


DOLLAR COST AVERAGING PROGRAM

     Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market. For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money

Market Investment Account ("MMIA") to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.

                    Transfer          Unit            Units
      Month          Amount           Value         Purchased
      -----          ------           -----         ---------

        1            $1,000            $20             50
        2            $1,000            $25             40
        3            $1,000            $30             33.333
        4            $1,000            $40             25
        5            $1,000            $35             28.571
        6            $1,000            $30             33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

     Under a DCA Program, the owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

     Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the Dollar Cost Averaging Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

     Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at $1 and $5 for each of the other Investment Accounts. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is equal to:

          (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

          (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

          (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no Federal income taxes are applicable under present law and no such charge is currently assessed);

     (b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and

     (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                     CASH WITHDRAWALS AND THE DEATH PROCEEDS

CASH WITHDRAWALS

     During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office.

     A surrender of a Contract Owner's Variable Account Value will result in a withdrawal payment equal to the Owner's Contract Value allocated to the Variable Account as of the end of the Valuation Period during which AUL receives Proper Notice, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Contract Value. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a Contract Value of less than $5000 for a non-qualified One Year Flexible Premium Contract ($2,000 for a qualified contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.

     The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition, the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.

     A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

THE DEATH PROCEEDS
     If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office. If a Contract Owner or, as described below, an Annuitant, dies before age 76, the Death Proceeds will be the greater of the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Home Office or the value given by
(a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn (including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4% until the date of death.

DEATH OF THE OWNER

     If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary.

     If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances, a tax penalty may be imposed upon such a withdrawal.

     Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

     If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

     Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

     Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Contract Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

     Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.

WITHDRAWAL CHARGE

     No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of the Contract Value at the time of the first withdrawal in any Contract Year in which the withdrawal is being made. Any transfer of Contract Value from the Fixed Account to the
Variable  Account  will  reduce  the  Free  Withdrawal   Amount  by  the  amount
transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.


          Charge on Withdrawal Exceeding 12% Free Withdrawal Amount
          ------------------------------------------------------------
Contract Year                       1      2        3        4        5        6       7        8        9       10     11 or more
Flexible Premium
  Contracts                        10%     9%       8%       7%       6%       5%      4%       3%       2%       1%         0%
One Year Flexible
  Premium Contracts                 7%     6%       5%       4%       3%       2%      1%       0%       0%       0%         0%


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

     A withdrawal charge may be assessed upon annuitization of a Contract. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life annuity or survivorship annuity option is selected. For a One Year Flexible Premium Contract, no withdrawal charge will apply if a life annuity or survivorship option is selected and if the Contract is in its fourth Contract Year or later and the fixed income option for a period of 10 or more years is chosen. Otherwise, the withdrawal charge will apply.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One Year Flexible Premium Contract.

MORTALITY AND EXPENSE RISK CHARGE

     AUL deducts a daily charge from the assets of each Investment Account for mortality and expense risks assumed by AUL. The charge is equal to an annual rate of 1.25% of the average daily net assets of each Investment Account. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

     The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

ANNUAL CONTRACT FEE

     AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2.0% of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Contract Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

OTHER CHARGES

     AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

VARIATIONS IN CHARGES

     AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another annuity contract issued by AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

     AUL guarantees that the mortality and expense risk charge shall not increase. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                 ANNUITY PERIOD
GENERAL

     On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an annuity under one of the options described in "Annuity Options." The adjusted value will be equal to the value of the Owner's Contract Value as of the Annuity Date, reduced by any applicable Premium or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life annuity or survivorship annuity option is selected. For a One Year Flexible Premium Contract, no withdrawal charge will apply if a life annuity or survivorship annuity option is selected or if the Contract is in its fourth Contract Year or later and the fixed income option for a period of 10 or more years is chosen. Otherwise, the withdrawal charge will apply.

     The Contracts provide for three Annuity Options, any one of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (as adjusted), except that in the case of Option 1, age is not a consideration. The annuity rates are based upon an assumed interest rate of 3%, compounded annually. Generally, if no Annuity Option has been selected for a Contract Owner, annuity payments will be made to the Annuitant under Option 2. For Contracts used in connection with certain Employee Benefit Plans and employer sponsored 403(b) programs, annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent.

     Annuity payments will begin as of the Annuity Date. Once annuity payments have commenced, a Contract Owner cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $100 each, AUL has the right to make either a lump-sum settlement or to make larger payments on a less frequent basis. AUL also reserves the right to change the minimum payment amount.

     A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options. To help ensure timely receipt of the first annuity payment, a transfer of a Contract Owner's Contract Value in the Variable Account should be made to the Fixed Account at least two weeks prior to the Annuity Date.

ANNUITY OPTIONS

OPTION 1 - INCOME FOR A FIXED PERIOD

     An annuity payable monthly for a fixed period (not more than 20 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary.

OPTION 2 - LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as 120 or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50%, or 100% (as specified in the election) of such annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

     An election of this option is automatically cancelled if either the Contract Owner or the contingent Annuitant dies before the Annuity Date.

SELECTION OF AN OPTION

     Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the applicable Qualified Plan for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the 100% election specified above may not be available.

                                THE FIXED ACCOUNT

     Contributions or transfers to the Fixed Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

INTEREST

     A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance

("Current Rate"), which are guaranteed to be at least an annual effective rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year.

     Amounts contributed or transferred to the Fixed Account earn interest at the Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Contract Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


WITHDRAWALS

     A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

     A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one Contract Year is the lesser of 20% of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

     The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Contract Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT

     Surrenders, withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

     The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without

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prejudice  to AUL if any  payment  has been made or any action has been taken by
AUL prior to receiving the change or revocation.

     For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

     A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

     However, under certain Qualified Plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

PROOF OF AGE AND SURVIVAL

     AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

     If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

     AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

                               FEDERAL TAX MATTERS
INTRODUCTION

     The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.

DIVERSIFICATION STANDARDS

     Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

     In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.

     If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a contract owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

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TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

     Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards".

  1. Surrenders or Withdrawals Prior to the Annuity Date

     Code Section 72 provides that amounts received upon a surrender or withdrawal from a contract prior to the annuity date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract" is that portion, if any, of Premiums paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract. Similarly, loans under a contract generally are treated as distributions under the contract.

   2. Surrenders or Withdrawals on or after the Annuity Date

     Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the contract exceeds the investment in the contract.

   3. Amounts received as an Annuity

     For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludible portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

     Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

  4. Penalty Tax on Certain Surrenders and Withdrawals

     With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code Section 72.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the recipient attains age 59 1/2, or (b) before the recipient reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. Distribution-at-Death Rules

     In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if the owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the owner's death; and (b) if the owner dies before the Annuity Date, the entire interest in the contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the designated beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

     For purposes of determining the timing of distributions under the foregoing rules, where the owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

  2. Gift of Annuity Contracts

     Generally, gifts of contracts (not purchased in connection with a Qualified
Plan) before the Annuity Commencement Date will trigger income tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. Contracts Owned by Non-Natural Persons

     If the contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. Multiple Contract Rule

     For  purposes  of  determining  the amount of any  distribution  under Code
Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same contract owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.

QUALIFIED PLANS

     The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Securities Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

    The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. Individual Retirement Annuities

     Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed $3,000. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. Roth IRA

     Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. Corporate Pension and Profit Sharing Plans

     Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide  contributions  or benefits that do not exceed certain  limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

     A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. Tax-Deferred Annuities

     Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  5.  Deferred Compensation Plans

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

     Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section   403(b)   requires   that   distributions   from  Section   403(b)
tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

     An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract

Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different
Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.
     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by Federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any Federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

     Legal matters relating to the Federal securities and Federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.

FINANCIAL STATEMENTS

     Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY..................................................................    3
DISTRIBUTION OF CONTRACTS........................................................................    3
CUSTODY OF ASSETS................................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT.......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...................................    3
  403(b) Programs................................................................................    4
  408 and 408A Programs..........................................................................    4
  Employee Benefit Plans.........................................................................    5
  Tax Penalty for All Annuity Contracts..........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities..............................    5
INDEPENDENT AUDITORS.............................................................................    6
FINANCIAL STATEMENTS.............................................................................    6

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration Statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

          The products described herein are not insured by the Federal Deposit Insurance Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================






                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                              Dated: March 25, 2005



================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                 March 25, 2005



                       AUL American Individual Unit Trust
                      Individual Variable Annuity Contracts

                                   Offered By



                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (317) 285-4045




                 Individual Annuity Service Office Mail Address:
                 P.O. Box 7127, Indianapolis, Indiana 46206-7127
                                 (800) 863-9354



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated March 25, 2005.



         A Prospectus is available without charge by calling the number listed above or by mailing the Business Reply Mail card included in this Statement of Additional Information to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS
Description                                                                                        Page

GENERAL INFORMATION AND HISTORY.................................................................    3

DISTRIBUTION OF CONTRACTS.......................................................................    3

CUSTODY OF ASSETS...............................................................................    3

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT......................................................    3

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS...............................    3
  403(b) Programs...............................................................................    4
  408 and 408A Programs.........................................................................    4
  Employee Benefit Plans........................................................................    5
  Tax Penalty for All Annuity Contracts.........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities.............................    5

INDEPENDENT AUDITORS............................................................................    6

FINANCIAL STATEMENTS............................................................................    6

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Individual Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.
                            DISTRIBUTION OF CONTRACTS

     AUL is the Principal Underwriter for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     AUL serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

     The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

     The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

     Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

     The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

     Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

     Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $13,000 a year for 2004 and $14,000 for 2005. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

     Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

     Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

     Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $3,000 per year (for 2004; $4,000 per year for the year 2005) or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $500. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $3,000 limit (for 2004; $4,000 for 2005). The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

     Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 15% of the Contract Owner's compensation, or (b) $40,000. Premiums paid through salary reduction are subject to additional annual limits.

     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

     Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $13,000 a year for 2004 and $14,000 for 2005, or (b) 100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The
Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant's investment. The portion so excluded is determined at the time the payments commence by dividing the participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

     The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

     Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.


     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND
   TAX-DEFERRED ANNUITIES

     Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

     All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                             INDEPENDENT AUDITORS

     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2003 and 2002 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

     The financial statements of the AUL American Individual Unit Trust as of December 31, 2003 are included in this Statement of Additional Information.

A Message
From
The President of
American United Life Insurance Company


To Participants in AUL American Individual Unit Trust

Investor sentiment changed dramatically during 2003. As we began the year, negative investor sentiment was being fueled by the possibility of another economic recession, deflation, and an imminent war with Iraq. Throughout the year, we were also plagued with several accounting scandals involving major U.S. and foreign corporations, as well as controversy surrounding the New York Stock Exchange. Additionally, New York Attorney General Eliot Spitzer began investigating the mutual fund industry. His probe revealed mutual fund executives and managers from some of the biggest mutual fund companies were involved in market timing and/or after hours trading, to the detriment of long-term investors.

Fortunately, these concerns dissipated as investors focused on positive developments during the year. The Federal Reserve continued its accommodative stance by keeping short-term rates at 45-year lows. The federal government also supplied stimulus through tax cuts, childcare credits, and increased spending. These factors were critical in orchestrating an improvement in economic growth and corporate earnings.

This improvement in underlying fundamentals led to a marked contrast in returns earned by investors last year. After experiencing a three-year equity bear market, diversified U.S. stock funds advanced more than 32%, on average, during 2003, according to Lipper Inc., which represented their best return since 1991. Bonds, which were classified as one of the best performing asset classes from 2000 to 2002, were not able to keep up with these remarkable gains. Nevertheless, bonds still provided respectable returns during the year, as the Lehman Bond Index advanced 4.1% during 2003.

As we move into a new year, investors are wondering what lies in store for 2004. Stocks have finished an exceptional year, and valuation measures have risen. Bond investors are fearful of an ultimate increase in interest rates by the Federal Reserve if an improving economy results in increased inflation. Therefore, while the economic and profit outlook is brighter than it was a year ago, the increase in valuations and the possibility of higher interest rates during 2004 suggest that a more cautious approach to the marketplace is in order.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.


                                                           R. Stephen Radcliffe
                                                              President
                                        American United Life Insurance Company
Indianapolis, Indiana
February 8, 2004

Report of Independent Auditors




The Contract Owners of
AUL American Individual Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Unit Trust (the "Trust") at December 31, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
January 30, 2004

                                             AUL American Individual Unit Trust
                                                    STATEMENTS OF NET ASSETS
                                                          December 31, 2003


                                                      OneAmerica Funds                                       Fidelity
                                                                 Investment                            VIP              VIP
                                  Value        Money Market      Grade Bond     Asset Director     High Income        Growth


Assets:
 Investments at value           $ 13,465,148      $ 4,320,693      $ 6,194,625     $ 11,712,589      $ 3,270,736     $ 17,327,995
 Net assets                     $ 13,465,148      $ 4,320,693      $ 6,194,625     $ 11,712,589      $ 3,270,736     $ 17,327,995

 Units outstanding                   921,289        3,388,874          730,464          946,137          486,496        1,541,416
 Accumulation unit value             $ 14.62           $ 1.27           $ 8.48          $ 12.38           $ 6.72          $ 11.24






                                                                  Fidelity
                                   VIP              VIP              VIP              VIP              VIP
                                Overseas       Asset Manager      Index 500      Equity-Income     Contrafund


Assets:
 Investments at value            $ 1,709,454     $ 14,091,523     $ 26,691,548      $ 9,736,720     $ 17,292,161
 Net assets                      $ 1,709,454     $ 14,091,523     $ 26,691,548      $ 9,736,720     $ 17,292,161

 Units outstanding                   239,795        1,574,937        2,160,335          929,422        1,365,801
 Accumulation unit value              $ 7.13           $ 8.95          $ 12.36          $ 10.48          $ 12.66


The accompanying notes are an integral part of the financial statements.

                                       AUL American Individual Unit Trust
                                      STATEMENTS OF NET ASSETS (continued)
                                              December 31, 2003


                                     American Century               Alger           Calvert       T.Rowe Price
                               VP Capital           VP            American      Social Mid-Cap
                              Appreciation     International       Growth           Growth        Equity Income


Assets:
 Investments at value            $ 1,014,925      $ 3,969,934     $ 23,824,330      $ 2,685,615     $ 19,696,476
 Net assets                      $ 1,014,925      $ 3,969,934     $ 23,824,330      $ 2,685,615     $ 19,696,476

 Units outstanding                   155,915          529,757        2,283,060          280,104        1,660,201
 Accumulation unit value              $ 6.51           $ 7.49          $ 10.44           $ 9.59          $ 11.86






                                   PBHG Insurance Series
                                               Technology &
                                Growth ll      Communication


Assets:
 Investments at value              $ 995,268      $ 2,319,677
 Net assets                        $ 995,268      $ 2,319,677

 Units outstanding                   216,414          593,843
 Accumulation unit value              $ 4.60           $ 3.91


The accompanying notes are an integral part of the financial statements.

          AUL American Individual Unit Trust
               STATEMENTS OF OPERATIONS
         For the year ended December 31, 2003



                                                                           OneAmerica Funds                 Fidelity
                                                                          Investment                    VIP            VIP
                                               Value       Money Market   Grade Bond   Asset Director High Income      Growth

Investment Income:
  Dividend income                           $ 104,458       $ 36,325     $ 295,948     $ 196,514     $ 210,277       $ 42,676
  Mortality & expense charges                 134,461         71,073        91,917       129,148        37,799        192,273
  Net investment income (loss)                (30,003)       (34,748)      204,031        67,366       172,478       (149,597)

Gain (loss) on investments:
  Net realized gain (loss)                    (16,601)             -        38,612       (22,560)     (721,356)    (1,245,974)
  Realized gain distributions                       -              -             -             -             -              -
  Net change in unrealized
appreciation (depreciation)                 3,359,556              -        12,234     2,365,037     1,222,302      5,595,024
  Net gain (loss)                           3,342,955              -        50,846     2,342,477       500,946      4,349,050

  Increase (decrease)  in
net assets from operations                 $ 3,312,952      $ (34,748)    $ 254,877   $ 2,409,843     $ 673,424    $ 4,199,453






                                                                                      Fidelity
                                                            VIP            VIP           VIP           VIP           VIP
                                                          Overseas     Asset Manager  Index 500    Equity-Income  Contrafund
Investment Income:
  Dividend income                                           $ 11,252      $ 507,370     $ 360,057     $ 160,696      $ 73,975
  Mortality & expense charges                                 16,947        170,343       299,305       107,077       191,948
  Net investment income (loss)                                (5,695)       337,027        60,752        53,619      (117,973)

Gain (loss) on investments:
  Net realized gain (loss)                                  (134,995)      (677,259)     (443,188)     (416,637)     (323,825)
  Realized gain distributions                                      -              -             -             -             -
  Net change in unrealized appreciation (depreciation)       640,772      2,415,087     6,133,246     2,568,729     4,119,512
  Net gain (loss)                                            505,777      1,737,828     5,690,058     2,152,092     3,795,687

  Increase (decrease)  in net assets from operations       $ 500,082    $ 2,074,855   $ 5,750,810   $ 2,205,711   $ 3,677,714

The accompanying notes are an integral part of the financial statements.

                AUL American Individual Unit Trust
           STATEMENTS OF OPERATIONS (continued)
              For the year ended December 31, 2003



                                                       American Century                 Alger           Calvert       T. Rowe Price
                                                       VP Capital         VP            American      Social Mid-Cap       Equity
                                                         Appreciation     International Growth            Growth          Income

Investment Income:
  Dividend income                                           $ -         $ 26,535              $ -              $ -        $ 295,216
  Mortality & expense charges                            11,734           43,921          265,410           29,694          217,768
  Net investment income (loss)                          (11,734)         (17,386)        (265,410)         (29,694)          77,448

Gain (loss) on investments:
  Net realized gain (loss)                             (45,009)        (204,873)      (2,655,307)        (290,118)        (346,708)
  Realized gain distributions                                 -                -                -                -                -
  Net change in unrealized
appreciation (depreciation)                             222,502          969,389        9,091,792          945,147        4,052,215
  Net gain (loss)                                       177,493          764,516        6,436,485          655,029        3,705,507

  Increase (decrease)  in
net assets from operations                            $ 165,759        $ 747,130      $ 6,171,075        $ 625,335      $ 3,782,955






                                                             PBHG Insurance Series
                                                                         Technology &
                                                           Growth II     Communication
Investment Income:
  Dividend income                                                   $ -              $ -
  Mortality & expense charges                                    11,981           23,490
  Net investment income (loss)                                  (11,981)         (23,490)

Gain (loss) on investments:
  Net realized gain (loss)                                     (602,901)        (367,427)
  Realized gain distributions                                         -                -
  Net change in unrealized appreciation (depreciation)          826,094        1,063,065
  Net gain (loss)                                               223,193          695,638

  Increase (decrease)  in net assets from operations          $ 211,212        $ 672,148

The accompanying notes are an integral part of the financial statements.

         AUL American Individual Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS



                                                                               OneAmerica Funds
                                                    Value                         Money Market                 Investment Grade Bond

                                           Year             Year             Year             Year             Year             Year
                                           ended            ended            ended            ended           ended            ended
                                     12/31/2003       12/31/2002       12/31/2003       12/31/2002       12/31/2003       12/31/2002

Increase (decrease) in net assets from operations:
  Net investment income (loss)         $ (30,003)       $ (17,848)       $ (34,748)        $ (2,665)      $ 204,031        $ 256,275
  Net realized gain (loss)              (16,601)        (283,283)               -                -          38,612           (2,619)
  Realized gain distributions                  -          309,395                -                -               -            6,848
  Net change in unrealized
appreciation (depreciation)           3,359,556       (1,187,240)               -                -          12,234           (8,578)

  Increase (decrease) in
net assets from operations             3,312,952       (1,178,976)         (34,748)          (2,665)        254,877          251,926


Contract owner transactions:
  Proceeds from units sold             2,810,709        5,897,122        6,699,368       12,440,615       3,275,809        6,861,371
  Cost of units redeemed             (2,716,601)      (4,815,871)      (8,805,308)     (13,768,731)     (5,839,363)      (4,313,575)
      Increase (decrease)                 94,108        1,081,251       (2,105,940)      (1,328,116)     (2,563,554)       2,547,796
Net increase (decrease)                3,407,060          (97,725)      (2,140,688)      (1,330,781)     (2,308,677)       2,799,722
Net assets, beginning                 10,058,088       10,155,813        6,461,381        7,792,162       8,503,302        5,703,580
Net assets, ending                  $ 13,465,148     $ 10,058,088      $ 4,320,693      $ 6,461,381     $ 6,194,625      $ 8,503,302

Units sold                               237,190          486,081        5,229,279        9,691,316         396,873          844,458
Units redeemed                         (243,398)        (419,014)      (6,874,035)     (10,726,487)       (704,509)        (548,289)
Net increase (decrease)                   (6,208)          67,067       (1,644,756)      (1,035,171)       (307,636)         296,169
Units outstanding, beginning             927,497          860,430        5,033,630        6,068,801       1,038,100          741,931
Units outstanding, ending                921,289          927,497        3,388,874        5,033,630         730,464        1,038,100

The accompanying notes are an integral part of the financial statements.

         AUL American Individual Unit Trust
           STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                              OneAmerica Funds                                      Fidelity
                                               Asset Director                    VIP High Income                    VIP Growth

                                           Year             Year             Year             Year             Year             Year
                                           ended            ended            ended            ended           ended            ended
                                        12/31/2003       12/31/2002       12/31/2003       12/31/2002       12/31/2003    12/31/2002

Increase (decrease) in net assets from operations:
  Net investment income (loss)         $ 67,366        $ 143,668        $ 172,478        $ 257,962      $ (149,597)      $ (186,514)
  Net realized gain (loss)              (22,560)        (245,423)        (721,356)        (947,341)     (1,245,974)        (969,720)
  Realized gain distributions                  -          213,935                -                -               -                -
  Net change in unrealized
appreciation (depreciation)           2,365,037         (402,706)       1,222,302          732,733       5,595,024       (6,055,944)

  Increase (decrease) in
net assets from operations            2,409,843         (290,526)         673,424           43,354       4,199,453       (7,212,178)


Contract owner transactions:
  Proceeds from units sold             1,939,273        5,407,560          954,165          787,740       1,203,142        1,324,846
  Cost of units redeemed             (2,693,361)      (3,147,885)      (1,050,744)      (1,038,262)     (2,670,064)      (4,063,742)
      Increase (decrease)              (754,088)       2,259,675          (96,579)        (250,522)     (1,466,922)      (2,738,896)
Net increase (decrease)               1,655,755        1,969,149          576,845         (207,168)      2,732,531       (9,951,074)
Net assets, beginning                 10,056,834        8,087,685        2,693,891        2,901,059      14,595,464       24,546,538
Net assets, ending                  $ 11,712,589     $ 10,056,834      $ 3,270,736      $ 2,693,891    $ 17,327,995     $ 14,595,464

Units sold                               185,152          550,725          160,881          153,327         127,576          121,925
Units redeemed                         (261,628)        (319,707)        (177,944)        (203,762)       (289,499)        (395,956)
Net increase (decrease)                 (76,476)         231,018          (17,063)         (50,435)       (161,923)        (274,031)
Units outstanding, beginning           1,022,613          791,595          503,559          553,994       1,703,339        1,977,370
Units outstanding, ending                946,137        1,022,613          486,496          503,559       1,541,416        1,703,339

The accompanying notes are an integral part of the financial statements.

         AUL American Individual Unit Trust
           STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                                   Fidelity
                                                VIP Overseas                    VIP Asset Manager                  VIP Index 500

                                           Year             Year             Year             Year             Year             Year
                                           ended            ended            ended            ended           ended            ended
                                     12/31/2003       12/31/2002       12/31/2003       12/31/2002       12/31/2003       12/31/2002

Increase (decrease) in net assets from operations:
  Net investment income (loss)          $ (5,695)        $ (6,398)       $ 337,027        $ 453,163        $ 60,752         $ 36,743
  Net realized gain (loss)             (134,995)        (253,447)        (677,259)        (868,744)       (443,188)         (76,178)
  Realized gain distributions                  -                -                -                -               -                -
  Net change in unrealized
appreciation (depreciation)             640,772         (110,931)       2,415,087       (1,333,489)      6,133,246       (7,523,536)

  Increase (decrease) in
net assets from operations              500,082         (370,776)       2,074,855       (1,749,070)      5,750,810       (7,562,971)


Contract owner transactions:
  Proceeds from units sold               140,646           58,442          495,384          777,814       2,229,969        1,703,792
  Cost of units redeemed               (183,102)        (440,778)      (2,313,223)      (3,159,364)     (4,034,248)      (5,326,365)
      Increase (decrease)               (42,456)        (382,336)      (1,817,839)      (2,381,550)     (1,804,279)      (3,622,573)
Net increase (decrease)                 457,626         (753,112)         257,016       (4,130,620)      3,946,531      (11,185,544)
Net assets, beginning                  1,251,828        2,004,940       13,834,507       17,965,127      22,745,017       33,930,561
Net assets, ending                   $ 1,709,454      $ 1,251,828     $ 14,091,523     $ 13,834,507    $ 26,691,548     $ 22,745,017

Units sold                                23,582            9,809           59,941           98,153         213,546          154,422
Units redeemed                          (32,390)         (74,687)        (286,389)        (405,266)       (389,956)        (494,304)
Net increase (decrease)                  (8,808)         (64,878)        (226,448)        (307,113)       (176,410)        (339,882)
Units outstanding, beginning             248,603          313,481        1,801,385        2,108,498       2,336,745        2,676,627
Units outstanding, ending                239,795          248,603        1,574,937        1,801,385       2,160,335        2,336,745

The accompanying notes are an integral part of the financial statements.

         AUL American Individual Unit Trust
           STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                   Fidelity                                      American Century
                                           VIP Equity-Income                   VIP Contrafund              VP Capital Appreciation

                                           Year             Year             Year             Year             Year             Year
                                           ended            ended            ended            ended           ended            ended
                                     12/31/2003       12/31/2002       12/31/2003       12/31/2002       12/31/2003       12/31/2002

Increase (decrease) in net assets from operations:
  Net investment income (loss)         $ 53,619         $ 58,159       $ (117,973)       $ (66,961)      $ (11,734)       $ (14,128)
  Net realized gain (loss)             (416,637)        (376,396)        (323,825)        (275,700)        (45,009)         (81,955)
  Realized gain distributions                  -          252,238                -                -               -                -
  Net change in unrealized
  appreciation (depreciation)         2,568,729       (1,981,197)       4,119,512       (1,530,343)        222,502         (182,010)

  Increase (decrease) in
net assets from operations            2,205,711       (2,047,196)       3,677,714       (1,873,004)        165,759         (278,093)


Contract owner transactions:
  Proceeds from units sold               304,486          516,125        1,443,729        1,341,793           8,784           25,673
  Cost of units redeemed             (1,276,058)      (1,802,432)      (2,817,187)      (3,128,289)        (77,180)        (201,122)
      Increase (decrease)              (971,572)      (1,286,307)      (1,373,458)      (1,786,496)        (68,396)        (175,449)
Net increase (decrease)               1,234,139       (3,333,503)       2,304,256       (3,659,500)         97,363         (453,542)
Net assets, beginning                  8,502,581       11,836,084       14,987,905       18,647,405         917,562        1,371,104
Net assets, ending                   $ 9,736,720      $ 8,502,581     $ 17,292,161     $ 14,987,905     $ 1,014,925        $ 917,562

Units sold                                34,244           56,406          137,796          124,449           1,353            3,763
Units redeemed                         (149,577)        (204,507)        (273,141)        (296,129)        (13,200)         (31,071)
Net increase (decrease)                (115,333)        (148,101)        (135,345)        (171,680)        (11,847)         (27,308)
Units outstanding, beginning           1,044,755        1,192,856        1,501,146        1,672,826         167,762          195,070
Units outstanding, ending                929,422        1,044,755        1,365,801        1,501,146         155,915          167,762

The accompanying notes are an integral part of the financial statements.

         AUL American Individual Unit Trust
           STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                              American Century                       Alger                            Calvert
                                              VP International                   American Growth               Social Mid-Cap Growth

                                           Year             Year             Year             Year             Year             Year
                                           ended            ended            ended            ended           ended            ended
                                     12/31/2003       12/31/2002       12/31/2003       12/31/2002       12/31/2003       12/31/2002

Increase (decrease) in net assets from operations:
  Net investment income (loss)        $ (17,386)       $ (18,633)      $ (265,410)      $ (323,369)      $ (29,694)       $ (35,083)
  Net realized gain (loss)             (204,873)         (70,933)      (2,655,307)      (2,551,231)       (290,118)        (394,904)
  Realized gain distributions                  -                -                -                -               -                -
  Net change in unrealized
appreciation (depreciation)             969,389         (923,440)       9,091,792       (8,409,421)        945,147         (606,686)

  Increase (decrease) in
net assets from operations              747,130       (1,013,006)       6,171,075      (11,284,021)        625,335       (1,036,673)


Contract owner transactions:
  Proceeds from units sold               212,830          342,211        1,279,222        1,870,788         455,784          428,319
  Cost of units redeemed               (568,708)        (668,493)      (3,502,454)      (6,538,067)       (613,299)        (765,960)
      Increase (decrease)              (355,878)        (326,282)      (2,223,232)      (4,667,279)       (157,515)        (337,641)
Net increase (decrease)                 391,252       (1,339,288)       3,947,843      (15,951,300)        467,820       (1,374,314)
Net assets, beginning                  3,578,682        4,917,970       19,876,487       35,827,787       2,217,795        3,592,109
Net assets, ending                   $ 3,969,934      $ 3,578,682     $ 23,824,330     $ 19,876,487     $ 2,685,615      $ 2,217,795

Units sold                                35,097           47,680          144,052          183,895          56,420           52,490
Units redeemed                          (92,501)         (95,055)        (402,772)        (674,153)        (77,237)         (96,824)
Net increase (decrease)                 (57,404)         (47,375)        (258,720)        (490,258)        (20,817)         (44,334)
Units outstanding, beginning             587,161          634,536        2,541,780        3,032,038         300,921          345,255
Units outstanding, ending                529,757          587,161        2,283,060        2,541,780         280,104          300,921

The accompanying notes are an integral part of the financial statements.

>

         AUL American Individual Unit Trust
           STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                               T. Rowe Price                                  PBHG Insurance Series
                                               Equity Income                       Growth II             Technology & Communication

                                           Year             Year             Year            Year             Year             Year
                                           ended            ended            ended           ended            ended            ended
                                      12/31/2003       12/31/2002       12/31/2003      12/31/2002       12/31/2003       12/31/2002

Increase (decrease) in net assets from operations:
  Net investment income (loss)         $ 77,448         $ 67,848        $ (11,981)      $ (14,455)       $ (23,490)       $ (30,122)
  Net realized gain (loss)             (346,708)        (466,569)        (602,901)       (773,608)        (367,427)     (13,140,108)
  Realized gain distributions                  -           22,686                -               -                -                -
  Net change in unrealized
  appreciation (depreciation)          4,052,215       (2,718,878)         826,094         337,877        1,063,065       11,161,821

  Increase (decrease) in
net assets from operations            3,782,955       (3,094,913)         211,212        (450,186)         672,148       (2,008,409)


Contract owner transactions:
  Proceeds from units sold             1,790,491        3,425,791          234,247         111,894          882,179          388,338
  Cost of units redeemed             (3,010,252)      (4,687,029)        (318,572)       (351,972)        (738,185)        (836,573)
      Increase (decrease)            (1,219,761)      (1,261,238)         (84,325)       (240,078)         143,994         (448,235)
Net increase (decrease)               2,563,194       (4,356,151)         126,887        (690,264)         816,142       (2,456,644)
Net assets, beginning                 17,133,282       21,489,433          868,381       1,558,645        1,503,535        3,960,179
Net assets, ending                  $ 19,696,476     $ 17,133,282        $ 995,268       $ 868,381      $ 2,319,677      $ 1,503,535

Units sold                               178,302          329,762           56,689          25,443          284,911           94,841
Units redeemed                         (307,906)        (466,054)         (74,972)        (79,776)        (243,309)        (203,610)
Net increase (decrease)                (129,604)        (136,292)         (18,283)        (54,333)          41,602         (108,769)
Units outstanding, beginning           1,789,805        1,926,097          234,697         289,030          552,241          661,010
Units outstanding, ending              1,660,201        1,789,805          216,414         234,697          593,843          552,241

The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS



1.  Summary of Significant Accounting Policies

The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Inc. (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund (PBHG Insurance Series).


Portfolio Substitution On August 27, 2002, AUL, the Variable Account and OneAmerica Funds received an order from the Securities and Exchange Commission permitting, the substitution by the Variable Account of securities issued by the portfolio listed in the table below under the caption "Substituted Portfolio" for securities issued by the corresponding portfolio listed in the table below under the caption "Removed Portfolio."

-------------------------------------------------------- ---------------------------------------------------
               Removed Portfolio                                    Substituted Portfolio
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
OneAmerica Tactical Asset Allocation Portfolio, a         OneAmerica Asset Director Portfolio, a series of
series of OneAmerica Funds, Inc.                          OneAmerica Funds, Inc.
-------------------------------------------------------- ---------------------------------------------------


As a result of the order, effective at the close of business on October 31, 2002, the Substituted Portfolios replaced the Removed Portfolio under the Contract as described in the May 1, 2002 prospectus (as supplemented). The Removed Portfolio units have been converted into the units of the Substituted Portfolio.


    Security Valuation, Transactions, and Related Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.


    Related Party Transactions

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered by the Variable Account. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL, the investment advisor, is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

  Value                         0.50%         Asset Director               0.50%
  Money Market                  0.40%         Investment Grade Bond        0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds.

    Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

1.  Summary of Significant Accounting Policies (continued)

     Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account  Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges assessed during 2003 and 2002 were $205,429 and $225,646, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

Flexible Premium Contract                     One Year Flexible Premium Contract

Contract Year   Withdrawal Charge           Contract Year      Withdrawal Charge

     1                 10%                                1                7%
     2                   9%                               2                6%
     3                   8%                               3                5%
     4                   7%                               4                4%
     5                   6%                               5                3%
     6                   5%                               6                2%
     7                   4%                               7                1%
     8                   3%                               8 or more        0%
     9                   2%
    10                   1%
    11 or more           0%

The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

     Mortality and Expense Risk

Charges AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 2003 and December 31, 2002 were $2,046,289 and $2,341,015, respectively. In addition to these fees, AUL may assess account charges.

3. Accumulation Unit Value

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years in the period ended December 31, 2003 or from commencement of operations are presented below. The total returns presented are based on the change in unit values, which the Variable Account uses for processing participant transactions. Total returns are not annualized for years in which operations have commenced.


      3. Accumulation Unit Value(continued)
                                                                                         Expenses as a
                                                            Unit       Net Assets        % of Average         Total
                                                           Value       (000s)             Net Assets          Return

 OneAmerica Funds:
         Value
                   December 31, 2003                       $ 14.62       $13,465             1.25%                34.9%
                                2002                          10.84       10,058             1.25%                -8.1%
                                2001                          11.80       10,156             1.25%                 9.9%
                                2000                          10.74        7,949             1.25%                16.1%
                                1999                            9.25       9,717             1.25%                -2.0%
         Money Market
                   December 31, 2003                            1.27       4,321             1.25%                -0.8%
                                2002                            1.28       6,461             1.25%                 0.0%
                                2001                            1.28       7,792             1.25%                 2.3%
                                2000                            1.25       6,002             1.25%                 4.6%
                                1999                            1.20      13,537             1.25%                 3.4%
         Investment Grade Bond
                   December 31, 2003                            8.48       6,195             1.25%                 3.5%
                                2002                            8.19       8,503             1.25%                 6.6%
                                2001                            7.68       5,703             1.25%                 5.7%
                                2000                            7.27       6,050             1.25%                 9.4%
                                1999                            6.64       6,267             1.25%                -2.3%
         Asset Director
                   December 31, 2003                          12.38       11,713             1.25%                25.9%
                                2002                            9.83      10,057             1.25%                -3.8%
                                2001                          10.22        8,088             1.25%                 9.2%
                                2000                            9.36       6,544             1.25%                14.2%
                                1999                            8.20       8,713             1.25%                -1.9%
         Tactical Asset Allocation
                    October 31, 2002 *                          6.60           -             1.25%               -16.6%
                                2001                            7.91        2,687            1.25%                 1.9%
                                2000                            7.76       2,617             1.25%                10.9%
                                1999                            7.00       3,678             1.25%                -4.3%
                                1998                            7.31       4,937             1.25%                 5.9%
         Fidelity:
         VIP High Income
                   December 31, 2003                            6.72       3,271             1.25%                25.6%
                                2002                            5.35       2,694             1.25%                 2.1%
                                2001                            5.24       2,901             1.25%               -12.8%
                                2000                            6.01       3,823             1.25%               -23.4%
                                1999                            7.85       6,005             1.25%                 6.8%
         VIP Growth
                   December 31, 2003                          11.24       17,328             1.25%                31.2%
                                2002                            8.57      14,595             1.25%               -30.9%
                                2001                          12.41       24,547             1.25%               -18.7%
                                2000                          15.26       33,677             1.25%               -12.1%
                                1999                          17.36       35,573             1.25%                35.7%

*See Note 1, Portfolio Substitution.


Accumulation Unit Value(continued)

                                                                                 Expenses as a
                                                     Unit       Net Assets        % of Average         Total
                                                    Value       (000s)             Net Assets         Return

Fidelity: (continued)
VIP Overseas
            December 31, 2003                       $ 7.13      $ 1,709            9 1.25%                41.5%
                         2002                            5.04        1,252           1.25%               -21.3%
                         2001                            6.40        2,005           1.25%               -22.3%
                         2000                            8.22        3,044           1.25%               -20.1%
                         1999                          10.28         3,462           1.25%                40.9%
VIP Asset Manager
            December 31, 2003                            8.95      14,092            1.25%                16.5%
                         2002                            7.68      13,835            1.25%                -9.9%
                         2001                            8.52      17,965            1.25%                -5.3%
                         2000                            9.00      21,233            1.25%                -5.1%
                         1999                            9.48      24,626            1.25%                 9.7%
VIP Index 500
            December 31, 2003                          12.36       26,692            1.25%                27.0%
                         2002                            9.73      22,745            1.25%               -23.3%
                         2001                          12.68       33,931            1.25%               -13.2%
                         2000                          14.60       43,134            1.25%               -10.4%
                         1999                          16.31       49,230            1.25%                19.0%
VIP Equity-Income
            December 31, 2003                          10.48         9,737           1.25%                28.7%
                         2002                            8.14        8,503           1.25%               -17.9%
                         2001                            9.92      11,836            1.25%                -6.1%
                         2000                          10.57       13,547            1.25%                 7.1%
                         1999                            9.87      15,269            1.25%                 5.0%
VIP Contrafund
            December 31, 2003                          12.66       17,292            1.25%                26.9%
                         2002                            9.98      14,988            1.25%               -10.5%
                         2001                          11.15       18,647            1.25%               -13.3%
                         2000                          12.86       24,495            1.25%                -7.8%
                         1999                          13.95       27,509            1.25%                22.7%
American Century:
VP Capital Appreciation
            December 31, 2003                            6.51        1,015           1.25%                19.0%
                         2002                            5.47           918          1.25%               -22.2%
                         2001                            7.03        1,371           1.25%               -29.0%
                         2000                            9.90        2,084           1.25%                 7.7%
                         1999                            9.19        2,070           1.25%                62.5%
VP International
            December 31, 2003                            7.49        3,970           1.25%                23.0%
                         2002                            6.09        3,579           1.25%               -21.4%
                         2001                            7.75        4,918           1.25%               -30.1%
                         2000                          11.08         8,293           1.25%               -17.9%
                         1999                          13.49         6,267           1.25%                62.0%



Accumulation Unit Value(continued)
                                                                                 Expenses as a
                                                     Unit     Net Assets          % of Average         Total
                                                     Value      (000s)             Net Assets         Return

Alger:
American Growth
            December 31, 2003                       $ 10.44    $ 23,824              1.25%                33.5%
                         2002                            7.82      19,876            1.25%               -33.8%
                         2001                          11.81       35,828            1.25%               -12.9%
                         2000                          13.57       45,480            1.25%               -15.8%
                         1999                          16.12       50,448            1.25%                32.1%
Calvert:
Calvert Social Mid-Cap Growth
            December 31, 2003                            9.59        2,686           1.25%                30.1%
                         2002                            7.37        2,218           1.25%               -29.1%
                         2001                          10.40         3,592           1.25%               -13.3%
                         2000                          11.99         4,365           1.25%                10.1%
                         1999                          10.89         4,091           1.25%                 5.6%
T. Rowe Price:
Equity-Income
            December 31, 2003                          11.86       19,696            1.25%                23.9%
                         2002                            9.57      17,133            1.25%               -14.2%
                         2001                          11.16       21,489            1.25%                 0.2%
                         2000                          11.14       22,007            1.25%                11.6%
                         1999                            9.97      27,121            1.25%                 2.4%
PBHG Insurance Series:
Growth ll
            December 31, 2003                            4.60           995          1.25%                24.3%
                         2002                            3.70           868          1.25%               -31.4%
                         2001                            5.39        1,559           1.25%               -41.2%
                         2000                            9.17        3,077           1.25%               -17.7%
                         1999                          11.15         2,071           1.25%                95.7%
Technology and Communication
            December 31, 2003                            3.91        2,320           1.25%                43.8%
                         2002                            2.72        1,504           1.25%               -54.6%
                         2001                            5.99        3,960           1.25%               -52.9%
                         2000                          12.72       10,276            1.25%               -42.8%
                         1999                          22.26       13,016            1.25%               230.2%

(This page is intentionally blank)

      4. Cost of Investments
             The cost of investments at December 31, 2003, are:

         OneAmerica Funds:
         Value                                                      $ 11,186,453
         Money Market                                                  4,320,693
         Investment Grade Bond                                         6,240,024
         Asset Director                                                9,796,081

         Fidelity:
         VIP High Income                                               3,083,262
         VIP Growth                                                   24,549,126
         VIP Overseas                                                  2,390,140
         VIP Asset Manager                                            15,835,537
         VIP Index 500                                                29,016,224
         VIP Equity-Income                                             9,954,640
         VIP Contrafund                                               18,090,482

         American Century:
         VP Capital Appreciation                                       1,312,110
         VP International                                              6,655,841

         Alger:
         American Growth                                              36,763,535

         Calvert:
         Social Mid-Cap Growth                                         3,004,227

         T. Rowe Price:
         Equity Income                                                18,330,865

         PBHG Insurance Series:
         Growth II                                                     1,920,788
         Technology & Communication                                    2,350,941

      5.      Mutual Fund Shares
              The mutual fund shares owned at December 31, 2003, are:

         OneAmerica Funds, Inc.:
         Value                                                           607,359
         Money Market                                                  4,320,815
         Investment Grade Bond                                           559,233
         Asset Director                                                  697,926

         Fidelity:
         VIP High Income                                                 470,610
         VIP Growth                                                      558,247
         VIP Overseas                                                    109,651
         VIP Asset Manager                                               974,517
         VIP Index 500                                                   211,619
         VIP Equity Income                                               420,048
         VIP Contrafund                                                 747,607

         American Century:
         VP Capital Appreciation                                         142,546
         VP International                                                617,408

         Alger:
         American Growth                                                 715,660

         Calvert:
         Social Mid-Cap Growth                                           111,390

         T. Rowe Price:
         Equity Income                                                   975,556

         PBHG Insurance Series:
         Growth II                                                       101,248
         Technology & Communication                                    1,064,072

6.  Net Assets
     Net Assets at December 31, 2003, are:

                                                       OneAmerica Funds                           Fidelity
                                                                  Investment                         VIP            VIP
                                     Value       Money Market     Grade Bond     Asset Director  High Income      Growth

Proceeds from units sold           $ 27,712,971    $140,160,811    $ 32,668,520   $ 22,987,102   $ 13,752,521   $ 40,430,417
Cost of units redeemed              (20,474,624)   (137,054,309)    (28,091,842)   (16,192,601)   (10,079,278)   (26,827,071)
Net investment income                 3,941,054       1,214,191       1,764,110      3,188,124      2,284,739      9,245,808
Net realized gain (loss)               (302,343)              -        (107,612)      (400,479)    (2,874,720)     1,699,972
Realized gain distributions             309,395               -           6,848        213,935              -              -
Unrealized appreciation
(depreciation)                        2,278,695               -         (45,399)     1,916,508        187,474     (7,221,131)
                                   $ 13,465,148     $ 4,320,693     $ 6,194,625   $ 11,712,589    $ 3,270,736   $ 17,327,995


                                                                                                                 American
                                    Fidelity                                                                      Century
                                      VIP             VIP             VIP             VIP            VIP        VP Capital
                                    Overseas     Asset Manager     Index 500     Equity-Income   Contrafund   Appreciation
Proceeds from units sold            $ 5,741,582     $30,872,215    $ 59,989,433   $ 21,977,830   $ 36,785,723    $ 5,297,465
Cost of units redeemed               (4,097,281)    (21,121,185)    (39,048,008)   (16,316,880)   (27,417,740)    (4,424,890)
Net investment income                   927,905       7,326,866         821,185      3,382,606      4,710,677        758,484
Net realized gain (loss)               (182,066)     (1,242,359)      7,253,614        658,846      4,011,822       (318,949)
Realized gain distributions                   -               -               -        252,238              -              -
Unrealized appreciation
         (depreciation)                (680,686)     (1,744,014)     (2,324,676)      (217,920)      (798,321)      (297,185)
                                    $ 1,709,454     $14,091,523    $ 26,691,548    $ 9,736,720   $ 17,292,161    $ 1,014,925


                                    American
                                    Century          Alger          Calvert      T. Rowe Price      PBHG
                                       VP          American         Social                                     Technology &
                                 International      Growth      Mid-Cap Growth   Equity Income    Growth II    Communciation
Proceeds from units sold           $ 14,063,747     $59,387,592     $ 6,463,963   $ 47,090,823    $ 8,611,190   $ 25,115,631
Cost of units redeemed               (8,555,191)    (38,784,970)     (4,362,807)   (36,084,618)    (6,050,568)   (15,033,825)
Net investment income                   690,790      16,519,939       1,224,601      5,285,343        (38,348)     3,358,236
Net realized gain (loss)                456,495        (359,026)       (321,530)     2,016,631       (601,486)   (11,089,101)
Realized gain distributions                   -               -               -         22,686              -              -
Unrealized appreciation
         (depreciation)              (2,685,907)    (12,939,205)       (318,612)     1,365,611       (925,520)       (31,264)
                                    $ 3,969,934     $23,824,330     $ 2,685,615   $ 19,696,476      $ 995,268    $ 2,319,677

      FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income ( i.e. dividend income) to average net assets expressed as a percent. This is for the year ended December 31, 2003, 2002, and 2001.

                                                    2003        2002        2001
OneAmerica Funds:
Value                                               1.0%        1.1%        1.3%
Money Market                                        0.6%        1.2%        3.3%
Investment Grade Bond                               4.0%        5.0%        5.4%
Asset Director                                      1.9%        2.8%        2.8%
Fidelity:
VIP High Income                                     7.0%       11.0%       13.6%
VIP Growth                                          0.3%        0.3%        0.1%
VIP Overseas                                        0.8%        0.9%        5.8%
VIP Asset Manager                                   3.7%        4.2%        4.4%
VIP Index 500                                       1.5%        1.4%        1.2%
VIP Equity Income                                   1.9%        1.8%        1.8%
VIP Contrafund                                      0.5%        0.9%        0.9%
American Century:
VP Capital Appreciation                             0.0%        0.0%        0.0%
VP International                                    0.8%        0.8%        0.1%
Alger:
American Growth                                     0.0%        0.0%        0.2%
Calvert:
Social Mid-Cap Growth                               0.0%        0.0%        0.0%
T. Rowe Price:
Equity Income                                       1.7%        1.6%        1.4%
PBHG Insurance Series:
Growth II                                           0.0%        0.0%        0.0%
Technology & Communication                          0.0%        0.0%        0.0%

FINANCIAL STATEMENTS OF THE DEPOSITOR

     The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003 and 2002, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries and affiliates (the Company) at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 8, 2004

OneAmerica Financial Partners, Inc.


Combined Balance Sheets
December 31                                                                 2003         (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale at fair value                $ 5,199.8                           $ 4,797.3
    Equity securities at fair value                                         40.7                                15.4
    Mortgage loans                                                       1,323.2                             1,286.5
    Real estate                                                             43.9                                45.3
    Policy loans                                                           169.1                               168.0
    Short-term and other invested assets                                    18.9                                24.1
    Cash and cash equivalents                                              161.0                               152.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                                  6,956.6                             6,489.3

Accrued investment income                                                   76.1                                73.6
Reinsurance receivables                                                  1,611.8                             1,584.7
Deferred acquisition costs                                                 477.1                               427.0
Property and equipment                                                      68.8                                78.6
Insurance premiums in course of collection                                  40.2                                53.6
Other assets                                                               102.2                                44.8
Assets held in separate accounts                                         4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                    $ 6,855.5                           $ 6,436.8
    Other policyholder funds                                               260.5                               268.8
    Pending policyholder claims                                            327.6                               430.0
    Surplus notes and notes payable                                        275.0                                75.0
    Other liabilities and accrued expenses                                 354.4                               333.7
    Deferred gain on indemnity reinsurance                                  98.7                               107.1
    Liabilities related to separate accounts                             4,708.0                             3,456.5

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 12,879.7                            11,107.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                                   -
    Retained earnings                                                    1,008.6                               947.1
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    152.5                               159.6
      Minimum pension liability, net of tax                                    -                                (6.5)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,161.1                             1,100.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 14,040.8                          $ 12,208.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Operations

Year ended December 31                                                      2003 (in millions)         2002

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                          $ 444.3                    $ 607.6
    Policy and contract charges                                            110.5                      105.8
    Net investment income                                                  437.5                      467.5
    Realized investment losses                                              (1.6)                     (11.1)
    Other income                                                            13.7                       13.0

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.4                    1,182.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        393.3                      562.0
    Interest expense on annuities and financial products                   190.7                      200.6
    General operating expenses                                             179.6                      186.6
    Commissions                                                             42.8                      113.2
    Amortization                                                            79.9                       69.3
    Dividends to policyholders                                              30.8                       28.9
    Interest expense on surplus notes and notes payable                      9.1                        5.8

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          926.2                    1,166.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            78.2                       16.4
Income tax expense                                                          16.7                        7.3

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                          $ 61.5                      $ 9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
Combined Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2001                          $ -          $ 938.0            $ 41.9              $ -          $ 979.9
Comprehensive income:
    Net income                                         -              9.1                 -                -              9.1
    Other comprehensive income (loss)                  -                -             117.7             (6.5)           111.2
                                                                                                             -----------------
Total comprehensive income                                                                                              120.3

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                            -            947.1             159.6             (6.5)         1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -                -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)             6.5             (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                               60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                          $ -        $ 1,008.6           $ 152.5              $ -        $ 1,161.1

------------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.
                                       5

OneAmerica Financial Partners, Inc.
Combined Statements of Cash Flows



Year ended December 31                                                          2003         (in millions)       2002

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 61.5                            $ 9.1
Adjustments to reconcile net income to net cash:
      Amortization                                                              79.9                             69.3
      Depreciation                                                              16.2                             16.5
      Deferred taxes                                                            32.3                            (26.5)
      Realized investment losses                                                 1.6                             11.1
      Policy acquisition costs capitalized                                    (127.2)                          (106.3)
      Interest credited to deposit liabilities                                 190.3                            194.8
      Fees charged to deposit liabilities                                      (47.2)                           (44.1)
      Amortization and accrual of investment income                            (11.5)                           (17.8)
      Increase in insurance liabilities                                        100.0                            104.7
      Increase in other assets                                                 (60.3)                          (127.9)
      Increase (decrease) in other liabilities                                 (13.9)                           113.4

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      221.7                            196.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                           -                            (29.4)
      Fixed maturities, available-for-sale                                  (1,567.1)                        (1,584.0)
      Equity securities                                                        (25.5)                            (5.6)
      Mortgage loans                                                          (176.6)                          (128.3)
      Real estate                                                               (3.0)                            (6.4)
      Short-term and other invested assets                                      (2.3)                               -
    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                           -                            161.8
      Fixed maturities, available-for-sale                                   1,155.9                          1,563.5
      Equity securities                                                          5.3                             13.0
      Mortgage loans                                                           139.7                            179.4
      Real estate                                                                3.6                              0.6
      Short-term and other invested assets                                       7.4                              2.5
    Purchase acquisition, net of cash acquired                                 (25.7)                               -
    Transfer of reserves from reinsurance transaction                              -                           (574.5)
    Proceeds from reinsurance transaction                                          -                            191.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (488.3)                          (215.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                               200.0                                -
      Deposits to insurance liabilities                                      1,459.8                          1,304.0
      Withdrawals from insurance liabilities                                (1,383.8)                        (1,304.1)
      Other                                                                     (1.1)                             4.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                      274.9                              4.2

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                             8.3                            (15.2)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    152.7                            167.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 161.0                          $ 152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

This accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.

Notes to Financial Statements

1.   Significant Accounting Policies



Nature of Operations and Business Presentation



OneAmerica Financial Partners, Inc. (OneAmerica or the Company), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual insurance company to a stock insurance company through a non-cash transaction and OneAmerica became the parent of AUL.


Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.


OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. AUL offers individual life and annuity products through its general and career agents, personal producing general agents and independent brokers. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State
Life); and its subsidiaries, AUL, OneAmerica Securities Inc., AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML ) and R.E. Moulton, Inc (Moulton). Significant intercompany transactions have been eliminated.


The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 12 - Statutory Information.



The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. All investments are now categorized as available-for-sale. Equity securities are stated at fair value.


During 2002, it was necessary for the Company to liquidate certain of its investments, which had previously been classified as held-to-maturity. These bonds were sold in connection with the Employers Reinsurance Corporation (ERC) transaction as discussed in Note 2 - Acquisitions and Other Significant Transactions. In July 2002, all held-to-maturity securities, totaling approximately $1,099.3 million, were reclassified as available-for-sale as a result of the changed capital structure of the Company subsequent to the reinsurance transaction. This reclassification resulted in a net of tax adjustment of approximately $42 million as of July 1, 2002, as unrealized gains in other comprehensive income.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.   Significant Accounting Policies, continued

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $40.7 million and $39.2 million at December 31, 2003 and 2002, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2003 and 2002. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

* For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

* For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

* For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

* For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

* For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

1.   Significant Accounting Policies, continued

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $87.7 million and $75.7 million as of December 31, 2003 and 2002, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2003 and 2002 was $13.8 million and $14.1 million, respectively.


Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.


Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued



1.   Significant Accounting Policies, continued


Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

In April 2003, the FASB's Deriviative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether SFAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposure that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Examples of arrangements containing embedded derivatives are: modified coinsurance, coinsurance with funds withheld, reinsurance agreements, and other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index. Under DIG B36, these items require bifurcation. The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.


Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. Goodwill amounted to $4.3 million at December 31, 2002, and is included in "other assets." In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton and total goodwill at December 31, 2003 is now $21.5 million. Other intangible assets totaled $9.1 million and $3.2 million at December 31, 2003 and 2002, respectively. The amortization of intangible assets with a finite life was $2.1 million and $4.3 million for 2003 and 2002, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows; $5.7 million, 2004; $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008.


New Accounting Pronouncements

In July 2003, the Accounting Standards Executive Committee issued a Statement of Position entitled, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP
03-01) which becomes effective in 2004. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company is currently assessing the effect that adoption of SOP 03-01 will have on its combined financial statements and does not expect its effect to be material.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


1.  Significant Accounting Policies, continued

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's combined financial statements.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances). Many of those instruments were previously classified as equity. SFAS No. 150 is effective for financial instruments entered into or modified after May 31, 2003. The Company believes that the adoption of SFAS No. 150 will not have a material impact on the Company's combined financial statements.


2.  Acquisitions and Other Significant Transactions

In October 2003, OneAmerica issued $200 million 7% senior notes due in 2033. The proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to
Note 10 - Surplus Notes, Notes Payable and Lines of Credit for further detail. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million.

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned subsidiary of OneAmerica. Simultaneous with the merger, PML converted to a stock insurance company. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002, while their contract rights remain with PML. This transaction involved the combination of two "mutual enterprises" and was accounted for as a pooling of interests in accordance with SFAS No. 141.

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in trust was $714.6 million at December 31, 2003.

As a result of the ERC transaction, an adjusted deferred gain of approximately $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million and $3 million of deferred gain amortization in 2003 and 2002, respectively, which is included in other income.

In 2002, the Company implemented a cost reduction program which included the termination of certain personnel. This program resulted in additional expenses of approximately $4 million for 2002.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

3.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


                                                               December 31, 2002

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   122.3       $ 12.6          $ -      $ 134.9
Corporate securities                                                2,986.2        280.7         35.3      3,231.6
Mortgage-backed securities                                          1,343.4         87.5          0.1      1,430.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,451.9      $ 380.8       $ 35.4    $ 4,797.3

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following table shows our fixed maturity securities' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                                                       (in millions)

                                                 Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 49.6          $ 1.0           $ -           $ -        $ 49.6           $ 1.0
Corporate securities                              511.6           12.8          14.3           0.6         525.9            13.4
Mortgage-backed securities                        278.6            7.9           0.8             -         279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 839.8         $ 21.7        $ 15.1         $ 0.6       $ 854.9          $ 22.3

---------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued

In evaluating whether a decline in value is other than temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer.

The amortized cost and fair value of fixed maturity securities at December 31, 2003, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                                $ 91.9               $ 93.7
Due after one year through five years                                                                 1,173.1              1,262.0
Due after five years through 10 years                                                                 1,585.6              1,709.1
Due after 10 years                                                                                      757.8                828.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,608.4              3,892.8
Mortgage-backed securities                                                                            1,262.5              1,307.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    $ 4,870.9            $ 5,199.8

Net investment income consisted of the following:

Years ended December 31                                                                               2003 (in millions)        2002

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 317.6                   $ 340.7
Equity securities                                                                                      0.7                       0.8
Mortgage loans                                                                                       104.8                     108.1
Real estate                                                                                           11.6                      11.6
Policy loans                                                                                          10.6                      11.1
Other                                                                                                 10.9                      12.7

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              456.2                     485.0
Investment expenses                                                                                   18.7                      17.5

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 437.5                   $ 467.5

-----------------------------------------------------------------------------------------------------------------------------------



Proceeds from the sales of investments in fixed maturities during 2003 and 2002 were approximately $364.5 million and $1,218.2 million, respectively. Gross gains of $15.3 million and $37.7 million, and gross losses of $8.7 million and $22.4 million were realized in 2003 and 2002, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($16.5) million and $259.8 million in 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


3.  Investments, continued


The Company has reported approximately $3.9 and $23.2 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $11.5 and $49.6 million of investments in fixed maturities and mortgages in 2003 and 2002, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2003     (in millions)        2002

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 6.6                        $ 15.3
Equity securities                                                                        0.4                          (3.0)
Other securities                                                                        (4.7)                         (0.2)
Other-than-temporary impairment                                                         (3.9)                        (23.2)

---------------------------------------------------------------------------------------------------------------------------

Realized investment losses                                                            $ (1.6)                      $ (11.1)


At December 31, 2003 and 2002, respectively, the net unrealized gain on equity securities was approximately $5.8 million and $.1 million. The net unrealized gain is comprised of all unrealized gains and no unrealized losses and has been reflected directly in equity. The change in the unrealized appreciation of equity securities amounted to approximately $5.7 million and $1.2 million in 2003 and 2002, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2003, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Illinois, where approximately 23 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2003, of approximately $49 million.

There were four investments that were non-income-producing at December 31, 2003, with a book value of $1.1 million.


4.   Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2003 (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 328.9                    $ 345.4
      Equity securities                                                             5.8                        0.1
Valuation allowance                                                               (99.6)                    (100.3)
Deferred taxes                                                                    (82.6)                     (85.6)
                                                                          --------------             --------------
Total unrealized appreciation, net of tax                                         152.5                      159.6
Minimum pension liability, net of tax                                                 -                       (6.5)

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 152.5                    $ 153.1

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


4. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2003 (in millions)          2002

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2003, ($3.5); 2002, $3.5                                                       $ 6.5                      $ (6.5)
Unrealized appreciation on securities,
    net of tax-2003, $3.3; 2002, ($59.8)                                                       (6.2)                      127.8
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2003, $.5; 2002, $5.4                                                           (0.9)                      (10.1)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                   $ (0.6)                    $ 111.2

--------------------------------------------------------------------------------------------------------------------------------


5.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2003 (in millions)     2002
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 427.0                $ 661.8
Capitalization of deferred acquisition costs                                                      127.2                  106.3
Amortization of deferred acquisition costs                                                        (77.8)                 (65.0)
Change in valuation allowance                                                                       0.7                  (79.1)
Disposition from reinsurance transaction                                                              -                 (197.0)
                                                                                         ---------------             ----------
Balance, end of year                                                                         $    477.1                 $427.0

-------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


6.   Insurance Liabilities


Insurance liabilities consisted of the following:



                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2003        2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 871.0     $ 822.4
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                572.2       560.7
      Other individual life contracts                    Company          Company        2.5% to 8.0%            581.9       547.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                386.3       323.8
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              3,910.4     3,721.0
      Group life and health                               n/a               n/a               n/a                533.7       461.0
Other policyholder funds                                  n/a               n/a               n/a                260.5       268.8
Pending policyholder claims                               n/a               n/a               n/a                327.6       430.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,443.6    $7,135.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent and 54 percent of the net individual life insurance in force at December 31, 2003 and 2002, respectively. Participating policies represented approximately 97 percent and 47 percent of life premium income for 2003 and 2002, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


7.   Employees' and Agents' Benefit Plans


The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $15.5 million in 2003 and $6.6 million in 2002. Benefits paid in 2003 and 2002 were $8.3 million and $9.3 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2003 and 2002, respectively.




                                                                                            2003 (in millions)         2002

----------------------------------------------------------------------------------------------------------------------------

Actuarial present value of benefits
    for the employees' defined benefit plan                                               $ 75.5                     $ 65.0
Fair value of plan assets                                                                   62.5                       44.7

----------------------------------------------------------------------------------------------------------------------------

Funded status (deficit)                                                                  $ (13.0)                   $ (20.3)

----------------------------------------------------------------------------------------------------------------------------

Net periodic pension cost                                                                  $ 6.0                      $ 4.5

----------------------------------------------------------------------------------------------------------------------------


The Company was required to charge $6.5 million (net of tax) to other comprehensive income and establish a minimum pension liability at December 31, 2002. However, as a result of the fair value of plan assets exceeding the accumulated benefit obligation of $59.0 million (which excludes projected salary increases), the Company released the minimum pension liability and increased other comprehensive income by $6.5 million (net of tax) at December 31, 2003.

The Company has defined contribution plans that are 401(k) salary reduction/savings plans for employees. In general, quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2003 and 2002 were $2.7 million and $1.5 million, respectively.

The Company has a defined contribution pension plan and 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2003 and 2002 were $.9 million and $.8 million, respectively.

The assets for most benefit plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements and related liabilities are included in other liabilities. Annual costs of the agreements were $6.7 million and $9.3 million for 2003 and 2002, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued



Accrued postretirement benefits as of December 31:                                      2003     (in millions)          2002

-----------------------------------------------------------------------------------------------------------------------------

Accumulated postretirement benefit obligation                                         $ 15.8                          $ 13.8
Net postretirement benefit cost                                                          3.4                             1.8
Company contributions                                                                    1.0                             1.0

-----------------------------------------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2003 and 2002. Claims incurred for benefits were funded by Company contributions. Company premium contributions for health coverage for retirees 65 and over are capped, and future increases in costs are intended to be borne by the covered retirees.

The following assumptions were used in determining the benefit obligations and net periodic benefit costs:

Weighted - average assumptions used to determine benefit obligation at December 31;



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.50%                7.25%                6.25%            7.25%
Compensation increase rate                                    4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted -average assumptions used to determine net periodic benefit cost for the years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2003                 2002                 2003             2002

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                7.25%                7.50%                7.25%            7.50%
 Expected long-term return on plan assets                     9.00%                9.00%                    -                -
 Compensation increase rate                                   4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------

Assumed health care trend rates at December 31:
                                                                                                         2003             2002

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is asumed to decline                                                  5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2014             2013

-------------------------------------------------------------------------------------------------------------------------------


Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                                                      1-Percentage point increase       1-Percentage point decrease
----------------------------------------------------------------------------------------------------------------------------

Effect on total of service and interest cost                                                   $0.7                   ($0.5)
Effect on postretirement benefit obligation                                                    $1.1                   ($0.7)

----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

7.  Employees' and Agents' Benefit Plans, continued

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further guidance is provided as to how to calculate the expected benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements does not reflect the effects of the Act on the plan. Specific authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to change previously reported information.


8.   Federal Income Taxes


A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                                  2003     (in millions)         2002

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 27.4                          $ 5.7
    Tax-exempt income                                                                    (0.5)                          (0.9)
    Dividends received deduction                                                         (8.6)                          (3.5)
    Income tax paid on behalf of separate accounts                                        0.7                              -
    Other                                                                                (2.3)                           6.0

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 16.7                          $ 7.3

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of ($15.6) million and $33.8 million for the years ended
December 31, 2003 and 2002, respectively, and deferred tax expense (benefit) of $32.3 million and ($26.5) million for the years ended December 31, 2003 and 2002, respectively.



Deferred income tax assets (liabilities) as of December 31                               2003     (in millions)           2002

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (179.7)                        $ (160.1)
Investments                                                                              (4.9)                            (6.0)
Insurance liabilities                                                                   124.5                            136.7
Deferred gain on indemnity reinsurance                                                   27.2                             28.6
Minimum pension liability                                                                   -                              3.5
Unrealized appreciation of securities                                                   (82.6)                           (85.6)
Other                                                                                   (18.0)                           (18.6)

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (133.5)                        $ (101.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid were $7.9 million and $38.5 million in 2003 and 2002, respectively. Current tax recoverables (payables) were $22.6 million and ($.9) million at December 31, 2003 and 2002, respectively.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


9.   Reinsurance


The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2003     (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 1,921.8                        $ 1,733.3
Reinsurance premiums assumed                                                           602.9                            604.1
Reinsurance premiums ceded                                                            (670.6)                          (530.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,854.1                          1,806.8

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 327.4                          $ 233.9

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 87 percent of the Company's December 31, 2003, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 2 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $177 million at December 31, 2003 compared to $199 million at December 31, 2002. The
Company's reinsurance program provides adequate protection and consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2003 or 2002 related to the September 11th tragedy.


10.  Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2003 and 2002 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2003. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $28.5 million as of December 31, 2003.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued

10.  Surplus Notes, Notes Payable and Lines of Credit, continued

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7% annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations.


Surplus Notes and Senior Notes:




                                                                                        2003 (in millions)          2002

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                         $ -
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total payables                                                                       $ 275.0                      $ 75.0
-------------------------------------------------------------------------------------------------------------------------


11.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

In 2002, the Company settled a dispute with a reinsurance customer that resulted in the return of premium totaling $15 million. This return of premium was recorded as a reduction in premium income in 2002.


12.  Statutory Information


AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.


A reconciliation of SAP surplus to GAAP equity at December 31 follows:


At December 31                                                                2003     (in millions)          2002

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 718.7                         $ 695.9
    Deferred policy acquisition costs                                        577.3                           531.6
    Adjustments to policy reserves                                          (155.8)                         (155.6)
    Asset valuation and interest maintenance reserves                         76.8                            54.6
    Unrealized gain on invested assets, net                                  152.5                           159.6
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (98.7)                         (107.1)
    Deferred income taxes                                                    (70.1)                          (43.1)
    Other, net                                                                35.4                            39.3

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,161.1                       $ 1,100.2

-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


12.  Statutory Information, continued

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2003      (in millions)           2002

------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                                            $ 55.8                           $ (37.7)
    Deferred policy acquisition costs                                                  23.8                              28.3
    Adjustments to policy reserves                                                      7.5                              26.5
    Interest maintenance reserve
      adjustment on reinsurance transactions                                            0.5                             (16.5)
    Deferred income taxes                                                             (32.3)                             26.5
    Other, net                                                                          6.2                             (18.0)

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 61.5                             $ 9.1

------------------------------------------------------------------------------------------------------------------------------


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.5 million and $22.3 million at December 31, 2003 and 2002, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL and PML to OneAmerica. No such distributions were made in 2003 or 2002. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $65 million in 2004.


13.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Financial Statements, continued


13.  Fair Value of Financial Instruments, continued

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2003 and 2002, follow:


                                                                             2003                             2002
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,199.8        $ 5,199.8          $ 4,797.3         $ 4,797.3
Equity securities                                                      40.7             40.7               15.4              15.4
Mortgage loans                                                      1,323.2          1,448.5            1,286.5           1,439.3
Policy loans                                                          169.1            169.1              168.0             168.0
Surplus notes and notes payable                                       275.0            283.6               75.0              70.9
Short-term & other invested assets                                     18.9             18.9               24.1              24.1

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

================================================================================
No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.



The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

================================================================================




                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282

                       STATEMENT OF ADDITIONAL INFORMATION




                               Dated: March 25, 2005



================================================================================

                            Part C: Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
    1. Included in Prospectus (Part A):
       Condensed Financial Information(4)

    2. Included in Statement of Additional Information (Part B):

       (a) Financial Statements of OneAmerica Financial Partners, Inc.(4) Report of Independent Auditors
           Combined Balance Sheets as of December 31, 2003 and 2002 Combined Statements of Operations for years ended
            December 31, 2003 and 2002
           Combined Statements of Changes in Shareholder's Equity and
             Comprehensive Income as of December 31, 2003, 2002 and 2001 Combined Statements of Cash Flows for the years ended
             December 31, 2003 and 2002
           Notes to Financial Statements

        (b) Financial Statements of AUL American Individual Unit Trust(4)
            A Message from the President of American United Life Insurance
             Company(R)
            Report of Independent Auditors
            Statements of Net Assets as of December 31, 2003
            Statements of Operations as of December 31, 2003
            Statements of Changes in Net Assets as of December 31, 2003 and 2002 Notes to Financial Statements

(b)      Exhibits
         1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust(1)
         2. Not applicable
         3. Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.
         4. Individual Variable Annuity Contract Forms
            4.1 Flexible Premium Variable Annuity Contract LA-28(1)
            4.2 One Year Flexible Premium Variable Annuity Contract LA-27(1)
         5. Individual Variable Annuity Enrollment Form(1)
         6. Certificate of Incorporation and By-Laws of the Depositor
            6.1 Articles of Merger between American Central Life Insurance
                Company and United Mutual Life Insurance Company(1)
            6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(1)
            6.3 Second Amended and Restated Articles of Incorporation of
                American United Life Insurance Company(R)(4)
            6.4 Second Amended and Restated Bylaws of American United Life
                Insurance Company(R)(4)
         7. Not applicable
         8. Form of Participation Agreements:
            8.1 Form of Participation Agreement with Alger American Fund(1)
            8.2 Form of Participation Agreement with American Century Variable
                Portfolios(1)
            8.3 Form of Participation Agreement with Calvert Variable Series(1)
            8.4 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund(1)
            8.5 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund II(1)
            8.6 Form of Participation Agreement with PBHG Funds, Inc.(1)
            8.7 Form of Participation Agreement with T. Rowe Price Equity
                Series, Inc.(1)
         9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered(2)
        10. Miscellaneous Consents
            10.1  Consent of Independent Accountants(4)
            10.2  Consent of Dechert Price & Rhoads(1)
            10.3  Powers of Attorney(3)
        11. Not applicable
        12. Not applicable
 -------------------------------------------------------------------------------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 6 (File No. 033-79562) on April 30, 1998.

(2)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the
     Registration Statement (File No. 033-79562) on April 30, 1998.

(3) Filed with the Registrant's Post-Effective Amendment No. 12 to the Registration Statement on April 30, 2003

(4) Filed with the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on April 28, 2004

Item 25. Directors and Officers of AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

Jerry D. Semler*                   Chairman of the Board, American United Life Insurance Company
                                   (9/91 - present); CEO (9/91 - 9/2004); President, AUL (1980 - 2/03);
                                   Chairman of the AUL Acquisition Committee

J. Scott Davison*                  Chief Financial Officer (6/2004 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 - present); Director, AUL
                                   (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and CEO (9/2004 - present); Executive Vice President,
                                   AUL (2/2003 - 9/2004); Senior Vice President, Individual Division
                                   (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2003, there are 600 million authorized shares; currently, 582 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2003. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2003, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2003, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. The State Life Insurance company became part of the insurance holding company system on September 23, 1994. Under the terms of the Agreement of Strategic Alliance between AUL and State Life and the mutual insurance holding company conversion, the Boards of Directors of AUMIHC and State Life are currently comprised of similar members. This has been held by the Commissioner to constitute an acquisition of control by AUMIHC.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536)), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

Item 27. Number of Contractholders

As of March 31, 2004, AUL has issued 8,002 Individual variable annuity contracts associated with Registrant.


Item 28. Indemnification

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Variable Life Unit Trust (File No. 811-08311), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------

          R. Dempsey Adkins                       Director


          Nicholas A. Filing                      President; Chairman of the Board;
                                                   Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          Constance E. Lund                       Treasurer; Director


          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations

          Joseph M. Urban                         Chief Compliance Officer; Financial Operations
                                                   Principal


          William F. Yoerger                      Director


          John W. Zeigler                         Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.


Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 24st day of January, 2005.


                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO


* By:
       ______________________________________
       John C. Swhear as attorney-in-fact

Date: January 24, 2005


As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director, CFO              January 24, 2005
J. Scott Davison*


_______________________________     Director                   January 24, 2005
Constance E. Lund*


_______________________________     Director                   January 24, 2005
Dayton H. Molendorp*


_______________________________     Director                   January 24, 2005
Mark C. Roller*


_______________________________     Director                   January 24, 2005
G. David Sapp*


_______________________________     Director                   January 24, 2005
Thomas M. Zurek*





___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  January 24, 2005

                                  EXHIBIT LIST


 Exhibit               Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------